Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 44,729
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 36,403
Spread (as a percent)	0.72728%
Interest rate (as a percent)	2.88739%
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,493
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.61914%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 501
Spread (as a percent)	0.55194%
Interest rate (as a percent)	(11.85604%)
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (5)
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.49115%
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (26)
Spread (as a percent)	0.00%
Interest rate (as a percent)	14.98914%
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,467
Spread (as a percent)	(0.7239%)
Interest rate (as a percent)	5.49547%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 811
Spread (as a percent)	0.17168%
Interest rate (as a percent)	4.53548%
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 640
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.904%
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 113
Spread (as a percent)	3.33269%
Interest rate (as a percent)	0.00%
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 959
Spread (as a percent)	8.49981%
Interest rate (as a percent)	4.74722%
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00683%
MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	5.39214%
Interest rate (as a percent)	10.25728%
GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 18
Spread (as a percent)	0.01%
Interest rate (as a percent)	3.97835%
NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.01%
Interest rate (as a percent)	8.74628%
JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 15,347
Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14,711
Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	29
Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,033
Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,238)
Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	493
Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	113
Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	66
Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	154
Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	29,270
Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	21,692
Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,352
Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(532)
Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(5)
Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(25)
Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,705
Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	318
Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	640
Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	893
Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	270
Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6
Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	45,631
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 37,080
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (66)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 3,572
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 622
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (19)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,466
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 823
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 642
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 113
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 958
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 18
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 14,953
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	14,756
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	27
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	441
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1,222)
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	455
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	113
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	237
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	161
Fair value | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(6)
Fair value | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(7)
Fair value | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	30,491
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	22,324
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(66)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	3,433
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	181
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(18)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,688
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	368
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	642
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	721
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	268
Fair value | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	24
Fair value | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	6
Fair value | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	112
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	112
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	46,812
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 25,093
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1,870
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 366
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 19,103
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (6)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (19)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (693)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (228)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 266
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 414
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 113
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 200
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 18
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 2,998
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	2,820
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	612
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1,196)
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	266
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	113
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	237
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	161
Fair value | Underlying debt | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(6)
Fair value | Underlying debt | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(7)
Fair value | Underlying debt | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	43,702
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	22,273
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,759
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	366
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	18,491
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(6)
Fair value | Underlying debt | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(18)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	503
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(228)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	414
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(37)
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	158
Fair value | Underlying debt | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	24
Fair value | Underlying debt | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	6
Fair value | Underlying debt | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(2)
Fair value | Underlying debt | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	112
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	112
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,181)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 11,987
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (66)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,702
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (367)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (18,481)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 4
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 2,159
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,051
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (266)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 228
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 758
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 11,955
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	11,936
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	28
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1)
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(171)
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(26)
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	455
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(266)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(13,211)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	51
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(66)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	1,674
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(366)
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(18,310)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	4
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	2,185
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	596
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	228
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	758
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	110
Fair value | Derivative instruments | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Option contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	75
Financial instruments, at fair value	75
2019 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2,534)
Spread (as a percent)	1.76788%
Interest rate (as a percent)	0.17802%
2019 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,102
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.74594%
2019 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (643)
Spread (as a percent)	(0.42163%)
Interest rate (as a percent)	(2.80536%)
2019 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (5)
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.49115%
2019 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (31)
Spread (as a percent)	0.00%
Interest rate (as a percent)	17.69067%
2019 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 946
Spread (as a percent)	(0.23017%)
Interest rate (as a percent)	5.71872%
2019 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (111)
Spread (as a percent)	1.20825%
Interest rate (as a percent)	3.73177%
2019 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 280
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.96337%
2019 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26
Spread (as a percent)	3.65803%
Interest rate (as a percent)	0.00%
2019 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 698
Spread (as a percent)	0.71959%
Interest rate (as a percent)	4.60348%
2019 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00638%
2019 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	5.49336%
Interest rate (as a percent)	3.66585%
2019 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.01%
Interest rate (as a percent)	4.06056%
2019 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (6)
Spread (as a percent)	0.01%
Interest rate (as a percent)	18.48%
2019 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,195
2019 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(532)
2019 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(132)
2019 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2019 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,407)
2019 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	55
2019 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	26
2019 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	35
2019 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19
2019 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2019 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
2019 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(8,729)
2019 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
2019 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,634
2019 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(511)
2019 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(5)
2019 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(30)
2019 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,353
2019 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(166)
2019 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	280
2019 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	663
2019 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2019 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(114)
2019 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2019 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2019 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,271
Spread (as a percent)	(1.92449%)
Interest rate (as a percent)	3.1733%
2020 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (398)
Spread (as a percent)	0.00%
Interest rate (as a percent)	75.89378%
2020 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (123)
Spread (as a percent)	(0.38271%)
Interest rate (as a percent)	(222.91072%)
2020 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
Spread (as a percent)	0.00%
Interest rate (as a percent)	33.263%
2020 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (144)
Spread (as a percent)	(1.34596%)
Interest rate (as a percent)	5.93395%
2020 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 186
Spread (as a percent)	(0.40105%)
Interest rate (as a percent)	4.35028%
2020 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 99
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.90419%
2020 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 69
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.00715%
2020 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	5.95042%
Interest rate (as a percent)	7.79556%
2020 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.00%
2020 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 156
2020 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(436)
2020 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(116)
2020 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(263)
2020 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(19)
2020 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
2020 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6,115
2020 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	38
2020 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
2020 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2020 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	119
2020 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	205
2020 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	99
2020 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	69
2020 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	123
2020 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19
2020 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,637
Spread (as a percent)	(0.20322%)
Interest rate (as a percent)	1.86186%
2021 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 56
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.03179%
2021 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,466)
Spread (as a percent)	(0.18615%)
Interest rate (as a percent)	0.00%
2021 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 300
Spread (as a percent)	0.36594%
Interest rate (as a percent)	5.54552%
2021 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 267
Spread (as a percent)	26.85972%
Interest rate (as a percent)	4.12724%
2021 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 18
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.1875%
2021 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 8
Spread (as a percent)	3.50%
Interest rate (as a percent)	0.00%
2021 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 71
Spread (as a percent)	7.31797%
Interest rate (as a percent)	5.20174%
2021 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	6.01298%
Interest rate (as a percent)	6.76598%
2021 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,037
2021 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	134
2021 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,466)
2021 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	287
2021 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2021 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2021 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27
2021 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11
2021 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,600
2021 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(78)
2021 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	13
2021 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	264
2021 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	18
2021 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	44
2021 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
2021 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,652
Spread (as a percent)	0.21713%
Interest rate (as a percent)	1.58767%
2022 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 727
Spread (as a percent)	0.00%
Interest rate (as a percent)	(1.71276%)
2022 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 779
Spread (as a percent)	0.10089%
Interest rate (as a percent)	(186.47226%)
2022 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 269
Spread (as a percent)	0.38831%
Interest rate (as a percent)	5.04529%
2022 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 302
Spread (as a percent)	(0.80206%)
Interest rate (as a percent)	4.90%
2022 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 62
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.4349%
2022 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 46
Spread (as a percent)	(18.96939%)
Interest rate (as a percent)	5.24565%
2022 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	6.03995%
Interest rate (as a percent)	6.78322%
2022 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 670
2022 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	861
2022 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	796
2022 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	262
2022 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	305
2022 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2022 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	13
2022 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,982
2022 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(246)
2022 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(17)
2022 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2022 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
2022 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	62
2022 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	52
2022 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	33
2022 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
2022 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,890
Spread (as a percent)	0.00897%
Interest rate (as a percent)	3.2428%
2023 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.11%
2023 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 10
Spread (as a percent)	7.9186%
Interest rate (as a percent)	0.00%
2023 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4
Spread (as a percent)	2.49102%
Interest rate (as a percent)	6.38731%
2023 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 170
Spread (as a percent)	1.16789%
Interest rate (as a percent)	4.90%
2023 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 67
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.65625%
2023 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 31
Spread (as a percent)	(3.0526%)
Interest rate (as a percent)	5.22945%
2023 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	6.07023%
Interest rate (as a percent)	6.83219%
2023 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,903
2023 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(445)
2023 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	10
2023 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2023 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	149
2023 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(34)
2023 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15
2023 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	987
2023 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	445
2023 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2023 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	21
2023 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	67
2023 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	65
2023 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	39
2023 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 19,487
Spread (as a percent)	0.18272%
Interest rate (as a percent)	1.80101%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,006
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.375%
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,944
Spread (as a percent)	0.01976%
Interest rate (as a percent)	5.78552%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	38.149%
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 92
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.81274%
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.563%
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 114
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.00164%
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 79
Spread (as a percent)	3.20945%
Interest rate (as a percent)	0.00%
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 44
Spread (as a percent)	2.80918%
Interest rate (as a percent)	0.00%
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	5.02648%
Interest rate (as a percent)	9.63744%
Subsequent years | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 5
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.46%
Subsequent years | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,750
Subsequent years | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	447
Subsequent years | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,941
Subsequent years | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(122)
Subsequent years | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	79
Subsequent years | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	44
Subsequent years | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	87
Subsequent years | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16,737
Subsequent years | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	559
Subsequent years | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
Subsequent years | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
Subsequent years | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	214
Subsequent years | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Subsequent years | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	114
Subsequent years | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	161
Subsequent years | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
Subsequent years | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0